Filed with the Securities and Exchange Commission on November 29, 2023.

REGISTRATION NO. 333-275046

REGISTRATION NO. 811-23817

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT	☒

UNDER

THE SECURITIES ACT OF 1933	☒
AMENDMENT NO. 1

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 21

VARIABLE ACCOUNT AA

(EXACT NAME OF REGISTRANT)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

(NAME OF DEPOSITOR)

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: 212-554-1234

Alfred Ayensu-Ghartey

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company of America

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(l) of Rule 485
☐	on (date) pursuant to paragraph (a)(l) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of interest in Variable Account AA

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 (“PEA”) to the Form N-4 Registration Statement No. 333-275046 (“Registration Statement”) of Equitable Financial Life Insurance Company of America (“Equitable America”) and its Variable Account AA is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Part C. This Post-Effective Amendment No. 1 incorporates by reference the information contained in Part A and Part B of the Initial N-4 filed on October 17, 2023.

Equitable Financial Life Insurance Company of America

Supplement dated November 29, 2023 to the current Prospectuses for:

EQUI-VEST® Employer-Sponsored Retirement Plans

EQUI-VEST® (Series 100-500)

EQUI-VEST® (Series 201)

EQUI-VEST® ExpressSM (Series 700)

EQUI-VEST® ExpressSM (Series 701)

EQUI-VEST® (Series 800)

EQUI-VEST® (Series 801)

EQUI-VEST® Strategies (Series 900)

EQUI-VEST® Strategies (Series 901)

EQUI-VEST® GWBL Rollover Annuity

Variable Immediate Annuity

This Supplement provides important information regarding an assumption reinsurance transaction (the “Program”) between Equitable Financial Life Insurance Company of America (“EFLOA”, the “Company” or “we”) and Equitable Financial Life Insurance Company (“EFLIC”). Pursuant to the Program, certain EFLIC variable annuity contracts (each an “EFLIC Contract” and collectively, the “EFLIC Contracts”) will be exchanged for identical EFLOA variable annuity contracts (each an “EFLOA Contract” and collectively, the “EFLOA Contracts”). The exchanges are subject to contract owner consent in applicable states. Please read this Supplement carefully and retain it for future reference.

Under the Program, EFLIC and EFLOA have entered into an assumption reinsurance transaction where EFLIC will transfer its insurance obligations and risks under its contracts to EFLOA by exchanging each EFLIC Contract with an identical EFLOA Contract. EFLOA and EFLIC have received all necessary regulatory approvals for this Program. As explained in more detail below, depending on which state the EFLIC Contract was issued in, contract owners may have the option to exchange (either through an opt-in or opt-out process) the EFLIC Contract for an EFLOA Contract. The exchanges will be accomplished by issuing a Certificate of Assumption which will state that EFLOA has assumed liability for your EFLIC Contract and that all references to EFLIC in the EFLIC Contract are changed to EFLOA. The Certificate of Assumption will further state that EFLOA has assumed all rights and duties under the express terms of your EFLIC Contract and that EFLIC no longer has any obligations to you. Except for the substitution of EFLOA for EFLIC as your insurer and moving from an EFLIC separate account to an EFLOA separate account, the terms of your contract will not change because of the Program. This means, the new EFLOA Contract will be identical to your EFLIC Contract except that EFLOA will be the issuer and administrator of your EFLOA Contract. There will be no charges assessed against you if your EFLIC Contract is exchanged for an EFLOA Contract including sales charges and the exchange will be made at relative net asset value. If your EFLIC Contract is exchanged for an EFLOA Contract, it will be for the same contract class and with the same optional benefits, if any. Partial exchanges are not permitted. If your EFLIC Contract is not exchanged for an EFLOA Contract, your EFLIC Contract will continue unchanged and there will be no penalty for not exchanging.

Depending on which state your EFLIC Contract was issued in, you may have to affirmatively consent to or have the right to opt-out of the exchange. Specifically:

•	In certain states, you must affirmatively consent to the exchange (“opt-in process”).

•	In certain states, you will be deemed to have elected the exchange if you do not exercise your right to opt out within a specified period (“opt-out process”).

•	In certain states, your EFLIC Contract will be exchanged for an EFLOA Contract automatically without any action by you (“automatic process”).

Please note, in a majority of states, you will not be required to take any additional steps or provide affirmative consent before your EFLIC Contract is exchanged for an EFLOA Contract.

In connection with the Program, in addition to this Supplement you are also receiving:

•	instructions describing what steps or consent are needed before your EFLIC Contract is exchanged for an EFLOA Contract; and

•	an EFLOA Contract prospectus(es).

The letter with instructions advising what “process” applies (i.e., whether you are in an opt-in process state, opt-out process state or automatic process state), will also contain any timelines or deadlines that are applicable. Please note, exchanges under the Program may continue to occur for several years. We reserve the right to extend or terminate the Program without notice.

(#578187)

Important Considerations

If your EFLIC Contract is exchanged for an EFLOA Contract:

•	Your EFLIC Contract will terminate and EFLIC will have no further obligation to you for the benefits under your EFLIC Contract.

•	You will receive a Certificate of Assumption that will endorse your EFLIC Contract and convert it into your new EFLOA Contract. EFLOA will be solely responsible to you for the benefits under your EFLOA Contract.

•	The Account Value in your EFLIC Contract will be transferred to your EFLOA Contract without any change in value and there will be no interruption to your investments because of the exchange.

•	At the time of the exchange, the same variable investment options available under your EFLIC Contract will be available for investment under your EFLOA Contract. Any investment restrictions applicable under your EFLIC Contract will continue to apply under your EFLOA Contract.

•	Your death benefit and any optional benefit(s) under your EFLOA Contract immediately after the exchange will be the same as your death benefit and any optional benefit(s) under your EFLIC Contract immediately before the exchange and will continue to be calculated in the same way.

•	You will receive credit for the time your contributions were invested in your EFLIC Contract for purposes of determining whether a withdrawal charge, if applicable, applies under your EFLOA Contract.

•	We will not assess any charges against you because of the exchange.

Tax Matters

There should be no adverse tax consequences to contract owners because of the Program between EFLIC and EFLOA or the exchange of an EFLIC Contract for an EFLOA Contract. Notwithstanding, we recommend that you consult your tax advisor.

More Information

If you have any questions regarding the Program, please contact your financial representative or call the customer service center at 855-433-4015. Written inquiries may be mailed to:

Equitable Financial Life Insurance Company

8501 IBM Drive, Suite 150

Charlotte, NC 28262-4333

PART C

OTHER INFORMATION

ITEM 27.	EXHIBITS

(a)	Board of Directors Resolutions.

Assistant Secretary’s Certificate dated June 22, 2022, certifying the Resolutions of the Board of Trustees of Equitable Financial Life Insurance Company of America authorizing establishment of Variable Account AA, is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-266576) filed on August 5, 2022.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts

1.

Wholesale Distribution Agreement dated April 1, 2005, by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, is incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

(a)

Form of the First Amendment dated as of October 1, 2013, to the Whole Distribution Agreement dated as of April 1, 2005, between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(b)

Second Amendment dated as of August 1, 2015, to the Wholesale Distributor Agreement dated as of April1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

2.

Broker Dealer and General Agent Sales Agreement by and among Equitable Distributors, LLC and Broker-Dealer and General Agent, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-272919) filed on September 15, 2023.

3.

Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. incorporated herein by reference to the registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

4.

General Agent Sales Agreement dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(a)

First Amendment dated as of August 1, 2006, to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

(b)

Second Amendment dated as of April 1, 2008, to General Agent Sales Agreement dated as of April 1, 2008, by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(c)

Form of THIRD AMENDMENT to General Agent Sales Agreement dated as of October 1, 2013, by and between MONY LIFE INSURANCE COMPANY OF AMERICA and AXA NETWORK, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 21, 2015.

(d)

Fourth Amendment to General Agent Sales Agreement, dated as of October 1, 2014, by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-236437) filed on March 14, 2022.

(e)

Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015, by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-207014) on December 23, 2015.

(f)

Sixth Amendment to General Agent Sales Agreement, dated as of August 1, 2015, by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA NETWORK, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(g)

Seventh Amendment to the General Agent Sales Agreement, dated as of April 1, 2016, is by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA Network, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(h)

Eighth Amendment to General Agent Sales Agreement, dated as of November 1, 2019, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(i)

Ninth Amendment to General Agent Sales Agreement, dated as of October 1, 2020, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(j)

Tenth Amendment to General Agent Sales Agreement dated as of September 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herewith by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(k)

Eleventh Amendment to General Agent Sales Agreement dated as of November 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2022.

5.

Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(d)	Contracts.

1.	Form of Flexible Premium Deferred Annuity Certificate (Policy Form 2004EDCCERT-B) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on January 12, 2006.

2.

Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Policy Form 2004TSACERT-B) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on January 12, 2006.

3.

Form of Group Flexible Premium Combination Fixed and Variable Deferred Variable Annuity Contract (Policy Form 2004TSAGAC) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on January 12, 2006.

4.	Form of Group Flexible Premium Deferred Variable Annuity Contract (Policy Form 2004EDCGAC) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on January 12, 2006.

5.

Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Policy Form 2004TSACERT-A) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on January 12, 2006.

6.	Form of Flexible Premium Deferred Variable Annuity Certificate (Policy Form 2004EDCCERT-A) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on January 12, 2006.

7.

Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Form No. 2008TSA901-A), incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 20, 2009.

8.

Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (Form No. 2008TSAGAC901), incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 20, 2009.

9.

Form of Endorsement Applicable to Guaranteed Interest Special Dollar Cost Averaging (Form No. 2008SDCA-EV-901), incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 20, 2009.

10.	Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901- ENGAC) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 25, 2011.

11.	Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901A) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 25, 2011.

12.	Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901B) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 25, 2011.

13.

Form of Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011EDCROTH-G) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 24, 2012.

14.	Form of Endorsement Applicable to Loans (2011ENGACLOANS-901) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 24, 2012.

15.	Form of Endorsement Applicable to Loans (2011LOANS-901) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 24, 2012.

16.	Managed Account Endorsement (Form No. 2013EQVMA-900/901), incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 22, 2014.

17.	Endorsement Regarding Administrative Service Fee (Form No. 2014SVCFEE-900-901), incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 21, 2015.

18.	Endorsement Applicable to Withdrawal Charge Offset (Form No. 2015EQVECWC-901) (Employer), incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 19, 2016.

19.	Endorsement Applicable to Withdrawal Charge Offset (Form No. 2015EQVPCWC-901) (Participant), incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 19, 2016.

20.

Form of Certificate of Assumption for Equitable Financial Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-272919) filed on September 15, 2023.

(e)	Applications.

1.	Form of TSA 403(b) Group Annuity Contract Application (Policy Form 2004/403(b)) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on January 12, 2006.

2.	Form of EDC (457) Group Annuity Contract Application (Policy Form 2004/457) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on January 12, 2006.

3.	Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2004 EDC STRAT) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on January 12, 2006.

4.	Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2004 TSA STRAT) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on January 12, 2006.

5.	Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2004 EDC STRAT ST VAR) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on January 12, 2006.

6.	Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (2004 TSA STRAT ST VAR) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on January 12, 2006.

7.	Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Form No. 2008 TSA STRAT), incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 20, 2009.

8.

Form of TSA 403(b) Group Annuity Contract Application for EQUI-VEST Strategies (Series 901) (Policy Form 2008/403(b)), incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 20, 2009.

9.	Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2008 EDC STRAT (06-10)) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 25, 2011.

10.	Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2008 TSA STRAT (06-10)) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 25, 2011.

11.	Form of EQUI-VEST Strategies 401(a) Enrollment Form (Policy Form 2009 401(a) STRAT (06-10)) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 25, 2011.

12.

Application for EQUI-VEST Strategies TSA (Series 901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT TSA-901) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 24, 2012.

13.

Application for EQUI-VEST Strategies EDC (Series 901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT EDC-901) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 24, 2012.

14.

Application for EQUI-VEST Strategies 401(a) (Series 901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT 401(a)-901) incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 24, 2012.

15.	Form of Endorsement Applicable to Managed Accounts (2013EQVMA-900/901), incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 22, 2014.

16.	Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2011 TSA Strat (10- 12)), incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 23, 2014.

17.	Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2011 EDC Strat (10- 12)), incorporated herein by reference to Registration Statement (File No. 333-130988) filed on April 23, 2014.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

1.

Articles of Restatement of the Articles of Incorporation of Equitable Financial Life Insurance Company of America (as Amended December 13, 2019) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

2.

By-Laws of Equitable Financial Life Insurance Company of America (as Amended December  13, 2019) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

(a)

Amended and Restated By-Laws of Equitable Financial Life Insurance Company of America dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-6 (file No. 333-191149) filed on April 21, 2021.

(g)	Reinsurance Contracts.

(1)

Reinsurance Agreement between Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America executed May 17, 2023, incorporated herein by reference to Equitable Financial Life Insurance Company 10-Q filing, Exhibit 10-1 filed on August 21, 2023.

(h)	Participation Agreements.

(1)

Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(1)(a)

AMENDED AND RESTATED PARTICIPATION AGREEMENT, made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an “Account”), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(a)(i)

Amendment No. 1, dated as of June 4, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(a)(ii)

Amendment No. 2, dated as of October 21, 2013 (“Amendment No. 2”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(a)(iii)

Amendment No. 3, dated as of November 1, 2013 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

(a)(iv)

Amendment No. 4, dated as of April 4, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(a)(v)

Amendment No. 5, dated as of June 1, 2014 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(a)(vi)

Amendment No. 6, dated as of July 16, 2014 (“Amendment No. 6”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

(a)(vii)

Amendment No. 7, dated as of July 16, 2014 (“Amendment No. 7”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 16, 2015.

(a)(viii)

Amendment No. 8, dated as of December 21, 2015 (“Amendment No. 8”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(a)(ix)

Amendment No. 9, dated as of December 9, 2016 (“Amendment No. 9”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(a)(x)

Amendment No. 10 dated as of May 1, 2017 to the Amended and Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed April 28, 2017.

(a)(xi)

Amendment No. 11 dated as of November 1, 2017 to the Amended and Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed October 27, 2017.

(a)(xii)

Amendment No. 12 dated as of July 12, 2018 to the Amended and Restated Participation Agreement among the EQ Advisor Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 31, 2018.

(a)(xiii)

Amendment No. 13 dated as of December 6, 2018 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(a)(xiv)

Amendment No. 14 dated as of July 16, 2020 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254202) filed on March 12, 2021.

(a)(xv)

Amendment No. 15 dated as of February 1, 2021 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254202) filed on March 12, 2021.

(a)(xvi)

Amendment No. 16 dated as of February 26, 2021 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

(a)(xvii)

Amendment No. 17 dated July 22, 2021 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

(a)(xviii)

Amendment No. 18 dated January 13, 2022 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

(2)

Participation Agreement — among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

(2)(a)

Amended and Restated Participation Agreement made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an “Account”), AXA PREMIER VIP TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(a)(i)

Amendment No. 1, dated as of October 21, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(a)(ii)

Amendment No. 2, dated as of November 1, 2013 (“Amendment No.2”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”)., incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on February 11, 2014.

(a)(iii)

Amendment No. 3, dated as of April 18, 2014 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(a)(iv)

Amendment No. 4, dated as of July 8, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(a)(v)

Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

(a)(vi)

Amendment No. 6 dated as of July 19, 2018 to Amended and Restated Participation Agreement dated May 23, 2021, by and among Equitable Premier VIP Trust, MONY Life Insurance Company of America and AXA Distributors LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

(a)(vii)

Amendment No. 7 dated as of July 16, 2020 to Amended and Restated Participation Agreement dated May 23, 2012, by and among Equitable Premier VIP Trust, MONY Life Insurance Company of America and AXA Distributors LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

(3)

Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre- effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

(a)(i)

Amendment No. 1 dated April 19, 2010 to the Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Registration Statement File No. 333- 248907 on December 16, 2020.

(a)(ii)

Amendment No. 2 dated April 30, 2010 to the Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, Invesco AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Registration Statement File No. 333-248907 on December 16, 2020.

(4)

Amended and Restated Participation Agreement dated March 15, 2010 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MONY Life Insurance Company of America and MFS Fund Distributors incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(a)(i)

First Amendment, effective October 18 2013, to the Amended and Restated Participation Agreement dated March 15, 2010 (the “Agreement”), by and among MONY Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Fund Distributors, Inc. (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 on December 10, 2013.

(a)(ii)

Amendment dated October 23, 2020 to the Participation Agreement dated March 15, 2010, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Equitable Financial Life Insurance Company of America and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(a)(iii)

Third Amendment dated January 8, 2021 to the Participation Agreement dated March 15, 2010, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Equitable Financial Life Insurance Company of America and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(5)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(a)(i)

Amendment No. 1, dated April 1, 2010, to the Fund Participation Agreement (the “Agreement”) among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., (together, the “Parties”), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File No. 2-30070) filed on April 18, 2017.

(a)(ii)

Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(a)(iii)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)(iv)

Amendment No.4, dated October 14, 2013, to the Participation Agreement (the “Agreement”), dated October 23, 2009, as amended, by and among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc, and MONY Life Insurance Company of America .(the “Company”, (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 on December 10, 2013.

(a)(v)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)(vi)

Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(a)(vii)

Amendment No. 7 dated August 28, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated hereby by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(a)(viii)

Amendment No. 8 dated December 8, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(a)(ix)

Consent to Assignment of Participation Agreement dated October 23, 2009, among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256), filed on August 17, 2021.

(a)(x)

Amendment No. 10 dated October 11, 2022, to Participation Agreement dated October 23, 2009, among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Variable Insurance Portfolios and Delaware Distributors, L.P., incorporated herein by reference to the Registration Statement on Form N-4 (333-248907) filed on February 3, 2023.

(6)

Amended and Restated Participation Agreement dated April 16, 2010 among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(a)(i)

First Amendment, effective October 24 , 2013 to the Amended and Restated Participation Agreement, (the “Agreement’”), dated April 16, 2010, as amended, by and among MONY Life Insurance Company of America (the “Company”), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ‘‘Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 on December 10, 2013.

(a)(ii)

Second Amendment, effective December 2, 2020 to the Amended and Restated Participation Agreement, (the “Agreement”), dated April 16, 2010, as amended, by and among Equitable Financial Life Insurance Company of America (the “Company”), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ‘‘Parties”), incorporated herein by reference to Registration Statement, File No. 333-248907 on December 16, 2020.

(a)(iii)

Third Amendment, effective January 27, 2021 to Amended and Restated Participation Agreement dated April 16, 2010, by and among Equitable Financial Life Insurance Company of America, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Company LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333- 266576) filed on December 16, 2022.

(a)(iv)

Fourth Amendment, effective August 11, 2022, to Amended and Restated Participation Agreement dated April 16, 2010, by and among Equitable Financial Life Insurance Company of America, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Company LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333- 266576) filed on December 16, 2022.

(7)

Participation Agreement dated May 1, 2003 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

(a)(i)

Amendment No. 3 dated as of May 1, 2010 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(a)(ii)

Amendment No. 4 dated as of August 30, 2013 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC, incorporated herein by referenece to Registration Statement, File No. 333-191149 on December 10, 2013.

(a)(iii)

Amendment No. 6 dated as of December 1, 2020 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Advisors LLC and Equitable Distributors LLC, incorporated herein by referenece to Registration Statement, File No. 333-248907 on December 16, 2020.

(a)(iv)

Amendment No. 7, dated as of February 12, 2021, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-333-103199) filed on April 21, 2022.

(8)

Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to registration statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(a)(i)

Third Amendment dated October 20, 2009 to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(a)(ii)

Fifth Amendment, effective October 17, 2013 to that certain Participation Agreement, (the “Agreement”), dated December 1, 2001, as amended, by and among MONY Life Insurance Company of America (the “Company”), PIMCO Variable Insurance Trust and PIMCO Investments LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 on December 10, 2013.

(a)(iii)

Sixth Amendment, effective January 1, 2021 to the Participation Agreement dated December 1, 2001 by and among Equitable Financial Life Insurance Company of America, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(a)(iv)

Seventh Amendment, entered into effective May 1, 2021 to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-191149) filed on April 21, 2022.

(a)(v)

Eighth Amendment, entered into effective October 7, 2021 to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-191149) filed on April 21, 2022.

(a)(vi)

Participation Agreement dated October 1, 2013, by and among AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(a)(vii)

First Amendment to Participation Agreement entered into as of May 1, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(a)(viii)

Second Amendment to Participation Agreement entered into as of October 7, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(a)(ix)

Third Amendment to Participation Agreement entered into as of October 11, 2022 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-229766) filed on February 3, 2023.

(9)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(a)(i)

First Amendment, effective April 19, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herewith by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

(a)(ii)

Second Amendment, effective October 8, 2013 to the Participation Agreement, (the “Agreement”), dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America (the “Company”), American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333- 191149 on December 10, 2013.

(a)(iii)

Third Amendment, effective September 10, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

(a)(iv)

Fourth Amendment, effective November 18, 2020 to the Participation Agreement, (the “Agreement”), dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company of America (the “Company”), Equitable Financial Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-248907 on December 16, 2020.

(a)(v)

Fifth Amendment, effective February 5, 2021 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-103199) filed on April 21, 2022.

(10)

Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)

Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(b)

Amendment to Participation Agreement effective September 25, 2020, to Participation Agreement dated October 1, 2013 by and among AXA Equitable Life Insurance Company, VanEck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199) filed on April 21, 2021.

(c)

Third Amendment to Participation Agreement effective September 9, 2022, to Participation Agreement dated October 1, 2013 by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, VanEck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-207014) filed on April 20, 2023.

(11)

Participation Agreement dated January 7, 2022, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Principal Variable Contracts Funds, Inc., Principal Global Investors, LLC and Principal Funds Distributor, Inc., incorporated herein by reference Registration Statement filed on Form N-4 (File No. 333-248863) filed on April 22, 2022.

(i)	Administrative Contracts.

1.

Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

1.	Opinion and consent of Alfred Ayensu-Ghartey, Vice President and Associate General Counsel, filed herewith.

(l)	Other Opinions.

1.	Consent of PricewaterhouseCoopers LLC, filed herewith.

2.	Powers of Attorney, filed herewith.

(m)	Omitted Financial Statements. Not applicable.

(n)	Initial Capital Agreements. Not applicable.

(o)	Form of Initial Summary Prospectuses, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-275046) filed on October 17, 2023.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

* The business address for all officers and directors of the Depositor is 8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Francis Hondal	Director
10050 W. Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe	Director
1830 South Ocean Drive, #1411
Hallandale, FL 33009

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
135 Ridge Common
Fairfield, CT 06824

Craig MacKay	Director
England & Company
1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
20 East End Avenue, Apt. 5C
New York, New York 10028

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*Darryl Gibbs	Chief Diversity Officer

*David W. Karr	Signatory Officer

*Jessica Baehr	Signatory Officer

*Mary Jean Bonadonna	Signatory Officer

*Eric Colby	Signatory Officer

*Steven M. Joenk	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Carol Macaluso	Signatory Officer

*Hector Martinez	Signatory Officer

*James McCravy	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Kurt Meyers	Deputy General Counsel and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Anthony Perez	Signatory Officer

*Antonio Di Caro	Signatory Officer

*Glen Gardner	Deputy Chief Investment Officer

*Shelby Holllister-Share	Signatory Officer

*Manuel Prendes	Signatory Officer

*Meredith Ratajczak	Chief Actuary

*Aaron Sarfatti	Chief Risk Officer and Chief Strategy Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Stephanie Shields	Signatory Officer

*Joseph M. Spagnuolo	Signatory Officer

*Gina Tyler	Chief Communications Officer

*Constance Weaver	Chief Marketing Officer

*Stephanie Withers	Chief Auditor

*Yun (“Julia”) Zhang	Treasurer

ITEM 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Variable Account AA (the “Variable Account”) is a variable account of Equitable Financial Life Insurance Company of America. Equitable Financial Life Insurance Company of America, an Arizona stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

Equitable Holdings, Inc.—Subsidiary Organization Chart: Q2-2023 is incorporated herein by reference to Registration Statement (File No. 333-272919) on Form N-4 filed on August 11, 2023.

ITEM 30. Indemnification

The By-Laws of Equitable Financial Life Insurance Company of America provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys’ fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a “contract right” may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

The directors and officers of Equitable Financial Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

(a) Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of Equitable Financial, Separate Account No. 49B of Equitable Colorado, EQ Advisors Trust, and of Equitable America Variable Accounts A, K, L and 70A and Variable Account AA of Equitable America. In addition, Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC.

(i)	EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Jessica Baehr	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Patricia Boylan	Broker Dealer Chief Compliance Officer

*Yun (“Julia”) Zhang	Director, Senior Vice President and Treasurer

*Nia Dalley	Vice President and Chief Conflicts Officer

*Brent Esselburn	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Michael Cole	Vice President and Assistant Treasurer

*Constance (Connie) Weaver	Vice President

*Tony Richardson	Principal Operations Officer

*Michael Brudoley	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

(ii)	EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Jessica Baehr	Director, Executive Vice President and Head of Group Retirement

*Hector Martinez	Director, Executive Vice President and Head of Life Business

*Eric Brown	Senior Vice President

*James Crimmins	Senior Vice President

*James Daniello	Senior Vice President

*Michael B. Healy	Senior Vice President

*Patrick Ferris	Senior Vice President

*Brett Ford	Senior Vice President

*Bernard Heffernon	Senior Vice President

*David Kahal	Senior Vice President

*Fred Makonnen	Senior Vice President

*Matthew Schirripa	Senior Vice President

*David Veale	Senior Vice President

*Arielle D’Auguste	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Mark Teitelbaum	Senior Vice President

*Candace Scappator	Vice President, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Francesca Divone	Secretary

*Richard Frink	Senior Vice President

*Michael J. Gass	Vice President

*Kathi Gopie	Vice President

*Timothy Jaeger	Vice President

*Jeremy Kachejian	Vice President

*Laird Johnson	Vice President

*Enrico Mossa	Assistant Vice President

*James C. Pazareskis	Assistant Vice President

*Caitlin Schirripa	Assistant Vice President

*Samuel Schwartz	Vice President

*Greg Seavey	Vice President

* Michael Cole	Assistant Treasurer

*Stephen Scanlon	Director, Executive Vice President and Head of Individual Retirement

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Michael Brudoley	Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

ITEM 32. Location of Accounts and Records

This information is omitted as it is provided in Registrant’s most recent report on Form N-CEN.

ITEM 33. Management Services

Not applicable.

ITEM 34. Fee Representation

The Depositor represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor under the respective contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the “1940 Act”) in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement program. Further, the Company has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York on the 29th day of November, 2023.

Variable Account AA
(Registrant)

Equitable Financial Life Insurance Company of America
(Depositor)

By	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Vice President and Associate General Counsel

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Francis Hondal	Mark Pearson	Charles G. T. Stonehill
Daniel G. Kaye	Bertram Scott	Arlene Issacs-Lowe
Joan Lamm-Tennant	George Stansfield	Craig MacKay

*By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Attorney-in-Fact
November 29, 2023